John Hancock Mid Cap Growth Fund Expense Example - Class NAV [Member] - John Hancock Mid Cap Growth Fund - Class NAV	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	$ 1,089